ORGANIZATION BACKGROUND AND BASIS OF PRESENTATION (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Jan. 16, 2020
Decrease in authorized common share			500,000,000
Accumulated deficit	$ 145,500		$ 142,400
Total stockholders' deficits	2,700
Working capital	1,800		(4,100)
Net loss including preferred dividend	3,100		2,400
Proceeds from sale of common stock	3,200
Proceeds from exercise of warrants	495	$ 0
Accumulated deficit	$ 145,500		142,400
Total stockholders' deficits			$ 5,400
Decrease in authorized common share			500,000,000
Warrants exercisable for common stock outstanding				7,185,000
Warrants exercise price per share				$ 0.04
10% Convertible Debentures
Proceeds from sale of stocks			$ 3,200
Warrants [Member]
Proceeds from exercise of warrants			$ 5,100
Warrants exercisable for common stock outstanding			27,700,000
Warrants [Member] | Minimum
Warrants exercise price per share	$ 0.15		$ 0.15
Warrants [Member] | Maximum
Warrants exercise price per share	$ 0.80		$ 0.80
Warrants [Member] | Exchange Agreement With GPB [Member]
Warrants exercisable for common stock outstanding	40,100,000
Exercise of the in money warrants	$ 8,600